INCOME TAXES (Details Narrative) (USD $)	Nov. 30, 2012	Nov. 30, 2011
Income Taxes Details Narrative
Net operating loss carryforward	$ 979,343	$ 532,034
Net operating loss carryforward expiration year	2030
Valuation allowance	$ 342,770	$ 186,212